Disposal groups classified as held for sale - Assets and liabilities of disposal groups classified as held for sale (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Jun. 01, 2025	Dec. 31, 2024	Jun. 30, 2024
Disposal groups classified as held for sale
Cash and cash equivalents	€ 1,715,080		€ 1,180,187
Trade accounts and other receivables from unrelated parties	3,195,633		3,367,111
Property, plant and equipment	3,290,029		3,646,126
Right-of-use assets	3,208,525		3,612,456
Goodwill	13,620,743	€ 14,035,273	15,170,652
Total assets	31,291,184		33,566,579	€ 33,896,204
Accounts payable to unrelated parties	685,169		904,278
Total liabilities	16,964,359		17,798,066
Disposal groups classified as held for sale
Disposal groups classified as held for sale
Cash and cash equivalents	5,057		5,141
Trade accounts and other receivables from unrelated parties	27,836		27,085
Property, plant and equipment	16,562		16,346
Right-of-use assets	7,345		5,915
Goodwill	84,814		92,557
Other	12,046		13,969
Total assets	153,660		161,013
Accounts payable to unrelated parties	1,648		1,628
Lease liabilities	6,514		6,097
Provisions and other liabilities	20,188		19,786
Total liabilities	28,350		27,511
Accumulated foreign currency translation gains (losses) recognized in other comprehensive income	€ (60,525)		€ (44,693)